Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of actuarial losses in year 2018	$ 9
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	853	$ 738
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	511	443
Accrued benefits related to defined contribution pension plans	19	16
Annual cost of defined contribution plans	74	70	$ 70
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	961	811
Pension plans with benefit obligations in excess of plan assets, fair value of plan assets	511	464
Employer contributions	27	$ 27
Expected contribution in cash	$ 26